PENSIONS - Asset Allocation (Details) - Pensions	Dec. 31, 2017	Dec. 31, 2016
Marine Scheme
Pensions:
Target allocation	100.00%	100.00%
Marine Scheme | Equity
Pensions:
Target allocation	0.00%
Marine Scheme | Equity | Minimum
Pensions:
Target allocation		30.00%
Marine Scheme | Equity | Maximum
Pensions:
Target allocation		65.00%
Marine Scheme | Bonds
Pensions:
Target allocation	0.00%
Marine Scheme | Bonds | Minimum
Pensions:
Target allocation		10.00%
Marine Scheme | Bonds | Maximum
Pensions:
Target allocation		50.00%
Marine Scheme | Cash
Pensions:
Target allocation	100.00%
Marine Scheme | Cash | Minimum
Pensions:
Target allocation		20.00%
Marine Scheme | Cash | Maximum
Pensions:
Target allocation		40.00%
UK Scheme
Pensions:
Target allocation	100.00%	100.00%
UK Scheme | Equity
Pensions:
Target allocation	76.50%	75.20%
UK Scheme | Bonds
Pensions:
Target allocation	23.50%	24.80%